Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 117,934	$ 100,188
Cost of sales	(84,863)	(82,740)
Depletion and amortization	(21,234)	(24,091)
Care and maintenance costs	(2,459)	(4,117)
Corporate general and administrative	(28,598)	(8,895)
Exploration costs	(6,066)	(5,971)
Accretion on decommissioning provision	(627)	(616)
Interest and financing expense	(5,321)	(7,375)
Foreign exchange loss	(1,774)	(3,504)
Gain on disposal of assets	967	18
Impairment to property, plant and equipment	(10,400)	0
Loss on metals contract liabilities	(46,347)	(10,183)
Other gain (loss) on derivatives	6,316	(164)
Fair value loss on royalty payable	(351)	(875)
Loss before income taxes	(82,823)	(48,325)
Income tax expense	(4,623)	(679)
Net loss	(87,446)	(49,004)
Attributable to:
Shareholders of the Company	(87,446)	(45,065)
Non-controlling interests	0	(3,939)
Net loss	(87,446)	(49,004)
Items that will not be reclassified to net loss
Remeasurement of post-employment benefit obligations	1,318	2,151
Deferred income taxes	(277)	(452)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	(967)	6,101
Other comprehensive income	74	7,800
Comprehensive loss	(87,372)	(41,204)
Attributable to:
Shareholders of the Company	(87,372)	(37,945)
Non-controlling interests	0	(3,259)
Comprehensive loss	$ (87,372)	$ (41,204)
Loss per share attributable to shareholders of the Company
Basic	$ (0.33)	$ (0.43)
Diluted	$ (0.33)	$ (0.43)
Weighted average number of common shares outstanding
Basic	267,336,954	105,967,493
Diluted	267,336,954	105,967,493